4. CONVERTIBLE NOTES PAYABLE	12 Months Ended
Mar. 31, 2016
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable consisted of the following at March 31, 2016:

	Principal	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	527,780	74,036
Total Convertible Notes Payable – Non-Current Portion	527,780	74,036
Total Convertible Notes Payable	$527,780	$74,036

During the fiscal year ended March 31, 2016, we recorded interest expense of $52,778 related to the contractual interest rates of our convertible notes, interest expense of $372,550 related to the amortization of debt discounts on the convertible notes and interest expense of $144,683 related to the amortization of deferred financing costs for a total of $570,011. Accrued interest is included in other current liabilities (see Note 7).

Convertible Notes Payable consisted of the following at March 31, 2015:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	$527,780	$(372,551)	$155,229	$21,258
Total Convertible Notes Payable – Non-Current Portion	527,780	(372,551)	155,229	21,258
Total Convertible Notes Payable	$527,780	$(372,551)	$155,229	$21,258

During the fiscal year ended March 31, 2015, we recorded interest expense of $24,625 related to the contractual interest rates of our convertible notes, interest expense of $155,230 related to the amortization of debt discounts on the convertible notes and interest expense of $118,147 related to the amortization of deferred financing costs for a total of $298,002.

NOVEMBER 2014 10% CONVERTIBLE NOTES

In November 2014, we entered into a subscription agreement with two accredited investors providing for the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $527,780 and (ii) five year warrants to purchase up to 47,123 shares of common stock at a fixed exercise price of $8.40 per share. These notes bear interest at the annual rate of 10% and originally matured on April 1, 2016.

The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000; the balance of the principal amount of the notes represents a $27,780 due diligence fee and an original issuance discount. We recorded deferred financing costs of $112,780 to reflect the legal fees, due diligence fee and original issuance discount and will amortize those costs over the life of the notes using the effective interest method.

These notes are convertible at the option of the holders into shares of our common stock at a fixed price of $5.60 per share, for up to an aggregate of 94,246 shares of common stock. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

The estimated relative fair value of warrants issued in connection with the November 2014 10% Convertible Notes was recorded as a debt discount and is amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $240,133 based on the relative fair value of these warrants. In addition, as the effective conversion price of the debt was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $287,647 related to the beneficial conversion feature.

Initial Amendment of Convertible Promissory Note Terms

On November 12, 2015, we entered into an amendment of terms (“Amendment of Terms”) with the two investors that participated in the November 2014 10% Convertible Notes. The Amendment of Terms modifies the terms of the subscription agreement, notes and warrants to, among other things, extend the maturity date of the notes from April 1, 2016 to June 1, 2016, temporarily reduce the number of shares that we must reserve with respect to conversion of the notes, and temporarily suspend the time period during which one of the investors may exercise its warrants. In exchange for the investors’ agreements in the Amendment of Terms, we paid one of the investors a cash fee of $90,000, which we recorded as deferred financing costs and will amortize over the remaining term of the notes. During the fiscal year ended March 31, 2016, $62,308 of amortization related to the amendment has been included in interest expense in the accompanying consolidated statements of operations.

Second Amendment and Extension of Convertible Promissory Notes

On June 27, 2016, the maturity date of the November 2014 10% Convertible Notes was extended through July 1, 2017 (see Note 11). Therefore, we classified the notes as non-current liabilities on our March 31, 2016 balance sheet.

AMENDED AND RESTATED SERIES A 12% CONVERTIBLE NOTES

In June 2010, we entered into Amended and Restated Series A 12% Convertible Promissory Notes (the "Amended and Restated Notes") with the holders of certain promissory notes previously issued by us, extending the due date to December 31, 2010 on the aggregate principal balance of $900,000. During the fiscal year ended March 31, 2013, the holders of $15,000 of the Notes converted their principal and related accrued interest into common stock. During the fiscal year ended March 31, 2015, the holders of the remaining $885,000 of the Notes converted their principal and related accrued interest into common stock. There was no balance remaining at March 31, 2015.

The following transactions related to the Amended and Restated Notes impacted our consolidated statements of operations and statements of cash flows in the fiscal year ended March 31, 2015.

Weiner Note Conversion

On June 24, 2014, we entered into an agreement with the Ellen R. Weiner Family Revocable Trust (the “Trust”), a holder of a Series A 12% Convertible Note (the “Note”), which previously was classified as being in default. As per the agreement, the Trust converted past due principal of $660,000 and accrued interest balance of $343,200 into unregistered shares of our common stock, representing all amounts outstanding to the Trust.

Additionally, the Trust agreed to waive anti-dilution price protection underlying warrants previously issued to the Trust. On June 26, 2014, three other parties who held similar warrants also agreed to waive their anti-dilution price protection.

Under its agreement, the Trust converted the entire $1,003,200 past due principal and interest balance on the Note, which previously was in default, into an aggregate of 466,365 unregistered shares of our common stock and five-year warrants to acquire up to 136,190 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011) and up to 7,944 shares of our common stock at an exercise price of $5.40 per share (collectively, the “Conversion Securities”). Based on the fair value of the warrants and shares issued to the Trust for the accrued interest, we recorded a loss on settlement of notes of $1,791,421 during the fiscal year ended March 31, 2015.

In exchange for the Trust’s conversion in full of the Note and accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we issued to the Trust 1,500 unregistered shares of common stock as a service fee, changed the exercise price of all of the previously issued warrants to $2.10 per share and extended the expiration date of all of the previously issued warrants to July 1, 2018. We valued the 1,500 share service fee at $12,000 based on our closing price on the date of the agreement and recorded that value as interest expense during the June 2014 period.

Bird Estate Extension

On July 8, 2014, we executed a written restructuring agreement (the “Agreement”) with the Estate of Allan Bird (the “Estate”), a holder of a Series A 12% Convertible Note (the “Note”), which previously was classified as being in default. Since the negotiations for the Agreement were completed in the month of June, we recorded the impact of the Agreement as of June 30, 2014. In the Agreement, the Estate agreed to extend the expiration date of the Note to April 1, 2016, to convert approximately $116,970 of accrued interest to equity, and to waive anti-dilution price protection underlying the Note and warrants previously issued to the Estate.

Under the Agreement, the Estate converted the entire $116,970 past due interest balance on the Note, which previously was in default, into an aggregate of 51,837 unregistered shares of our common stock. The Estate received five-year warrants to acquire up to 46,429 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011). Based on our common stock prices during a period of negotiation with the Estate including during calendar year 2013, the Estate also received five-year warrants to acquire up to 2,708 shares of our common stock at an exercise price of $5.40 (collectively known as the “Conversion Securities”). Based on the fair value of the warrants and shares issued to the Estate for the accrued interest, we recorded a loss on settlement of notes of $663,209 during the fiscal year ended March 31, 2015.

In exchange for the Estate’s extension of the Note, conversion of accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we also issued to the Estate 500 unregistered shares of common stock as an extension fee and extended the expiration date of all of the previously issued warrants to July 1, 2018. We valued the 500 share extension fee at $4,500 based on our closing price and recorded that value as a deferred financing cost, which we will amortize over the extended two-year life of the note.

Bird Estate Conversion

In November 18, 2014, we issued an aggregate of 112,500 shares of common stock to the Estate upon the conversion of an aggregate of $236,250 representing all $225,000 of unpaid principal and $11,250 of unpaid accrued interest due under the Note. The conversion price per share was $2.10.